Stock Options - Summary of the range of exercise prices for stock options (Details) - Exercise price range of $6.26	12 Months Ended
Dec. 31, 2025 $ / shares shares
Stock Options
Range of Exercise Prices Minimum (in dollars per share) | $ / shares	$ 6.26
Outstanding Stock Options | shares	7,500
Weighted Average Remaining Life (in years)	1 month 2 days
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 6.26
Number of Stock Options Exercisable | shares	7,500